THE RBB FUND, INC.

Boston Partners Investment Funds

Boston Partners Long/Short Equity Fund

Institutional Class

Investor Class

(INVESTMENT PORTFOLIO OF THE RBB FUND, INC.)

Supplement dated October 20, 2015

to the Prospectuses dated January 26, 2015, as supplemented April 2, 2015

THIS SUPPLEMENT CONTAINS NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUSES AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUSES.

Effective immediately, Ali Motamed no longer serves as portfolio manager for the Boston Partners Long/Short Equity Fund (the “Fund”).  As a result of this change, all information pertaining to Ali Motamed under the sections entitled “Management of the Fund — Portfolio Managers” and “MANAGEMENT OF THE FUNDS - Portfolio Managers — Boston Partners Long/Short Equity Fund” in each of the Prospectuses is hereby deleted in its entirety.

Please retain this Supplement for future reference.

THE RBB FUND, INC.

Boston Partners Investment Funds

Boston Partners Long/Short Equity Fund

Institutional Class

Investor Class

(INVESTMENT PORTFOLIO OF THE RBB FUND, INC.)

Supplement dated October 20, 2015 to

the Statement of Additional Information (“SAI”)

dated January 26, 2015

THIS SUPPLEMENT CONTAINS NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE SAI AND SHOULD BE READ IN CONJUNCTION WITH THE SAI.

Effective immediately,  Ali Motamed no longer serves as a portfolio manager for the Boston Partners Long/Short Equity Fund  (the “Fund”).   As a result of this change all information pertaining to Ali Motamed under the sections entitled “INVESTMENT ADVISORY AND OTHER SERVICES - Portfolio Managers — Other Accounts” and “Securities Ownership” in the SAI is hereby deleted in its entirety.

Please retain this Supplement for future reference.